Organization and Principal Activities (Details) - $ / shares	6 Months Ended
	Dec. 31, 2025	Feb. 19, 2021	Feb. 09, 2021	Mar. 30, 2020
Organization and Principal Activities [Line Items]
WFOE net income percentage		100.00%
Exclusive Services Agreement [Member]
Organization and Principal Activities [Line Items]
Equity interest, percentage				93.55%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Non-controlling shareholders (in Dollars per share)			$ 106,509
Pop HK and WFOE [Member]
Organization and Principal Activities [Line Items]
Owns equity interest	100.00%
Pop Culture [Member]
Organization and Principal Activities [Line Items]
Acquire non-controlling interests percentage			6.45%
Jiangxi Hualiu [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage	51.00%
Junpu Jiyuan [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage	10.00%
Jiangxi Hualiu One [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage	30.00%
Hualiu Music Three [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage	20.00%
Hualiu Music One [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage	40.00%